Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

	As of
	December 31, 2024	June 30, 2025
	US$	US$
Self-developed software	95,626	94,660
Acquired ERP system	4,609,458	5,518.397
Total	4,705,084	5,613,057
Less: accumulated amortization	(485,063)	(760,816)
Intangible assets, net	4,220,021	4,852,241